Condensed Consolidated Balance Sheet (Parenthetical) - USD ($)	Sep. 30, 2021		Dec. 31, 2020		Dec. 31, 2019
Accounts receivable and accrued revenue, allowance for credit loss	$ 77,468,000		$ 107,806,000		$ 16,658,000
Due from related party current
Convertible preferred stock, shares authorized	959,370,218		947,127,740		947,127,740
Convertible preferred stock, shares issued	499,018,795		368,912,507		222,329,647
Convertible preferred stock, shares outstanding	499,018,795		368,912,507		222,329,647
Total assets	$ 21,955,877,000	[1]	$ 25,356,334,000	[1],[2]	$ 31,147,814,000	[2]
Cash and cash equivalents	477,244,000	[1]	800,535,000	[1],[2]	1,340,140,000	[2]
Restricted cash	11,275,000	[1]	53,618,000	[1],[2]	856,255,000	[2]
Total liabilities	23,970,957,000	[1]	24,981,917,000	[1],[2]	28,016,842,000	[2]
Other Current Assets [Member]
Due from related party current	0		780,000		0
Other Noncurrent Assets [Member]
Due from related party noncurrent	545,180,000		699,478,000		873,317,000
Accounts Payable and Accrued Liabilities [Member]
Due to related party current	76,739,000		14,497,000		51,500,000
Deferred Revenue Current [Member]
Due to related party current	5,771,000		9,717,000		22,876,000
Operating Lease Liabilities Current [Member]
Due to related party current	22,295,000		10,148,000		10,190,000
Other Current Liabilities [Member]
Due to related party current	0		900,000		0
Operating Lease Liabilities Noncurrent [Member]
Due to related party noncurrent	506,746,000		436,074,000		587,417,000
Variable Interest Entity, Primary Beneficiary [Member]
Total assets	2,900,000		2,100,000,000		6,700,000,000
Cash and cash equivalents	100,700,000		166,600,000		417,700,000
Restricted cash	10,100,000		10,000,000.0		94,000,000.0
Total liabilities	2,500,000,000		1,700,000,000		5,400,000,000
Lease guarantees	$ 13,500,000		$ 14,600,000		$ 36,300,000
Class A Common Stock
Common stock, par value	$ 0.001		$ 0.001		$ 0.001
Common stock, shares authorized	941,647,617		941,647,617
Common stock, shares issued			41,512,605		41,304,381
Common stock, shares outstanding	176,731,955		41,512,605		41,304,381
Class B Common Stock
Common stock, par value	$ 0.001		$ 0.001		$ 0.001
Common stock, shares authorized	234,910,597		234,910,597
Common stock, shares issued			129,382,459		129,220,654
Common stock, shares outstanding	0		129,382,459		129,220,654
Class C Common Stock
Common stock, par value	$ 0.001		$ 0.001		$ 0.001
Common stock, shares authorized	50,967,800		50,967,800
Common stock, shares issued			25,168,938		27,752,323
Common stock, shares outstanding	24,132,575		25,168,938		27,752,323
Class D Common Stock
Common stock, par value	$ 0.001		$ 0.001		$ 0.001
Common stock, shares authorized	234,910,597		234,910,597
Common stock, shares issued			0		0
Common stock, shares outstanding	0		0		0
BOWX ACQUISITION CORP [Member]
Due from related party current			$ 147
Convertible preferred stock, shares issued	48,300,000		48,300,000
Convertible preferred stock, shares outstanding	48,300,000		48,300,000
Preferred stock, par value	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	1,000,000		1,000,000
Preferred stock, shares issued	0		0
Preferred stock, shares outstanding	0		0
Total assets	$ 483,561,501		$ 484,520,512
Cash and cash equivalents	242,155		921,049
Total liabilities	$ 39,314,750		$ 30,408,662
BOWX ACQUISITION CORP [Member] | Class A Common Stock
Convertible preferred stock, shares outstanding	15,006,786
Temporary equity , par value	$ 0.0001		$ 0.0001
Class A common stock, subject to possible redemption price per share	10.00		10.00
Common stock, par value	$ 0.0001		$ 0.0001
Common stock, shares authorized	87,500,000		87,500,000
Common stock, shares issued			0
Common stock, shares outstanding			0
BOWX ACQUISITION CORP [Member] | Class B Common Stock
Common stock, par value	$ 0.0001		$ 0.0001
Common stock, shares authorized	12,500,000		12,500,000
Common stock, shares issued	12,075,000		12,075,000
Common stock, shares outstanding	12,075,000		12,075,000

[1]	The Company’s condensed consolidated balance sheets include assets and liabilities of consolidated variable interest entities (“VIEs”). As of September 30, 2021 and December 31, 2020, total assets of consolidated VIEs, after intercompany eliminations, were $2.9 billion and $2.1 billion, respectively, including $100.7 million and $166.6 million of cash and cash equivalents, respectively, and $10.1 million and $10.0 million of restricted cash, respectively. Total liabilities of consolidated VIEs, after intercompany eliminations, were $2.5 billion and $1.7 billion as of September 30, 2021 and December 31, 2020, respectively. Creditors of VIEs do not have recourse against the general credit of the Company, except relating to certain lease guarantees totaling $13.5 million and $14.6 billion as of September 30, 2021 and December 31, 2020, respectively, provided by Legacy WeWork to certain landlords of the VIEs. See Note 5 for additional details.
[2]	The Company’s consolidated balance sheets include assets and liabilities of consolidated variable interest entities (“VIEs”). As of December 31, 2020 and 2019, total assets of consolidated VIEs, after intercompany eliminations, were $2.1 billion and $6.7 billion respectively, including $166.6 million and $417.7 million of cash and cash equivalents, respectively, and $10.0 million and $94.0 million of restricted cash, respectively. Total liabilities of consolidated VIEs, after intercompany eliminations, were $1.7 billion and $5.4 billion as of December 31, 2020 and 2019, respectively. Creditors of VIEs do not have recourse against the general credit of the Company, except relating to certain lease guarantees totaling $14.6 million and $36.3 million as of December 31, 2020 and 2019, respectively, provided by WeWork Inc. to certain landlords of the VIEs. See Note 6 for additional details.